SPDR® Series Trust
One Lincoln Street
Boston, MA 02111
May 5, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: File Room

RE:	SPDR Series Trust (“Registrant”)
File Nos.: 333-57793, 811-08839
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the SPDR® Global Dow ETF (formerly, the SPDR DJ Global Titans ETF), a series of the above-referenced Registrant, do not differ from the prospectus and SAI contained in Post-Effective Amendment No. 65 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2011, with an effective date of May 2, 2011 (Accession No. 0000950123-11-042146).
Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3909.

Sincerely,
/s/ Ryan M. Louvar
Ryan M. Louvar
Secretary

cc: W. John McGuire, Esq.